UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05770

THE CHILE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:                                       Schedule of Investments

The Chile Fund, Inc.

Schedule of Investments

March 31, 2008 (unaudited)

	No. of
Description	Shares	Value
EQUITY SECURITIES-100.19%
Airlines-1.98%
Lan Airlines S.A.	293,000	$4,178,461

Beverages-4.09%
Coca-Cola Embonor S.A., Class A	1,360,000	1,712,258
Embotelladora Andina S.A., PNA	1,397	4,333
Viña Concha y Toro S.A.	3,730,000	6,916,104
		8,632,695
Building Products-0.17%
Cerámicas Cordillera S.A.†	67,165	359,771

Chemicals-5.95%
Sociedad Química y Minera de Chile S.A., Class B	389,428	9,091,853
Sociedad Química y Minera de Chile S.A., Class B, ADR	147,950	3,459,071
		12,550,924

Commercial Banks-6.65%
Banco de Crédito e Inversiones	131,956	4,787,691
Banco Santander Chile S.A.	187,786,987	9,246,419
		14,034,110

Cosmetics & Toiletries-0.07%
Laboratorios Andromaco S.A.	476,652	141,844

Diversified Financial Services-0.41%
Invercap S.A.	80,000	868,033

Diversified Telecommunication-3.24%
Compañía de Telecomunicaciones de Chile S.A., Class A, ADR	93,600	795,600
Empresa Nacional de Telecomunicaciones S.A.	340,000	6,039,602
		6,835,202

Electric Utilities-7.26%
Almendral S.A.	14,086,725	1,644,553
Enersis S.A.	34,000,000	12,025,501
Enersis S.A., ADR	93,200	1,647,776
		15,317,830

Food & Staples Retailing-6.09%
Cencosud S.A.	2,800,000	11,987,089
Distribucion y Servicio S.A.	2,100,000	870,093
		12,857,182

Independent Power Producers & Energy Traders-19.80%
Empresa Nacional de Electricidad S.A.	21,068,000	34,144,773
Empresa Nacional de Electricidad S.A., ADR	12,500	611,250
Gener S.A.	16,142,822	7,021,028
		41,777,051

Industrial Conglomerates-20.67%
Empresas Copec S.A.	2,338,185	43,621,321

Marine Transportation-0.11%
Compañía SudAmericana de Vapores S.A.†	124,008	234,192

Metals & Mining-5.68%
CAP S.A.	355,500	11,995,124

Multiline Retail-4.29%
Ripley Corp S.A.	757,061	677,603
S.A.C.I. Falabella, S.A.	1,548,324	8,382,251
		9,059,854

Oil, Gas & Consumable Fuels-0.11%
Geopark Holdings Ltd.†	30,209	233,257

Paper & Forest Products-11.47%
Empresas CMPC S.A.	580,000	23,898,363
Masisa S.A.	1,267,050	295,843
		24,194,206

Water Utilities-2.15%
Inversiones Aguas Metropolitanas S.A.	3,480,000	4,532,723

TOTAL EQUITY SECURITIES (Cost $88,744,197)		211,423,780

	Principal
	Amounts (000’s)
SHORT-TERM INVESTMENT-0.01%
Grand Cayman-0.01%
Brown Brothers Harriman & Co., overnight deposit, 1.45%, 4/1/08 (Cost $26,000)	$26	26,000

Total Investments-100.20% (Cost $88,770,197)		211,449,780

Liabilities in Excess of Cash and Other Assets-(0.20)%		(425,491)

NET ASSETS-100.00%		$211,024,289

†	Non-income producing security.
ADR	American Depositary Receipts.
PNA	Preferred Shares, Series A.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$211,423,780	$—
Level 2 - Other Significant Observable Inputs	26,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$211,449,780	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $88,770,197, $123,338,917, $(659,334) and $122,679,583, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:             Controls and Procedures

(a)         As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:             Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHILE FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008